HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Shares			Value
COMMON STOCKS: 92.5%
Airlines: 1.0%
41,200		Frontier Group Holdings, Inc. [1]	$398,404

Apparel & Shoe Retail: 2.0%
36,500		Shoe Carnival, Inc.	857,020

Banks: 14.3%
10,000		BancFirst Corp.	920,000
33,600		Hilltop Holdings, Inc.	1,057,056
48,500		Home Bancshares, Inc.	1,105,800
10,500		Independent Bank Group, Inc.	362,565
20,000		Texas Capital BancShares, Inc. [1]	1,030,000
25,000		Triumph Bancorp, Inc. [1]	1,518,000
			5,993,421
Building Materials: 7.4%
7,300		Builders FirstSource, Inc. [1]	992,800
11,400		Eagle Materials, Inc.	2,125,188
			3,117,988
Commercial Services: 2.9%
4,100		Herc Holdings, Inc.	561,085
46,300		The GEO Group, Inc. [1]	331,508
150,000		Research Solutions, Inc. [1]	306,000
			1,198,593
Computers: 1.8%
29,700		NCR Corp. [1]	748,440

Electrical Components & Equipment: 2.3%
5,300		Encore Wire Corp.	985,429

Electronics: 2.7%
41,200		Kimball Electronics, Inc. [1]	1,138,356

Engineering & Construction: 1.0%
50,000		Southland Holdings, Inc. [1]	410,500

Entertainment: 1.9%
49,600		Cinemark Holdings, Inc. [1]	818,400

Food: 8.5%
22,300		Calavo Growers, Inc.	647,146
3,275		John B Sanfilippo & Son, Inc.	384,059
12,500		Sprouts Farmers Market, Inc. [1]	459,125
159,000		SunOpta, Inc. [1]	1,063,710
20,500		TreeHouse Foods, Inc. [1]	1,032,790
			3,586,830
Healthcare Products: 2.2%
47,100		Bausch + Lomb Corp. [1]	945,297

Home Builders: 3.7%
31,500		Taylor Morrison Home Corp. [1]	1,536,255

Home Furnishings: 3.7%
36,000		Ethan Allen Interiors, Inc.	1,018,080
20,350		Sleep Number Corp. [1]	555,148
			1,573,228
Insurance: 1.4%
38,000		Tiptree, Inc.	570,380

Internet: 1.7%
83,000		CarParts.com, Inc. [1]	352,750
66,204		Solo Brands, Inc. - Class A [1]	374,715
			727,465
Iron & Steel: 4.1%
60,000		Cleveland-Cliffs, Inc. [1]	1,005,600
13,465		Commercial Metals Co.	709,067
			1,714,667
Leisure Time: 5.5%
14,000		Brunswick Corp.	1,212,960
40,000		Vista Outdoor, Inc. [1]	1,106,800
			2,319,760
Machinery - Diversified: 3.0%
100,100		GrafTech International Ltd.	504,504
20,500		Ichor Holdings Ltd. [1]	768,750
			1,273,254
Metal Fabricate & Hardware: 2.2%
20,800		AZZ, Inc.	903,968

Oil Companies Exploration & Production: 6.3%
12,000		Chesapeake Energy Corp.	1,004,160
8,200		Chord Energy Corp.	1,261,160
35,000		HighPeak Energy, Inc.	380,800
			2,646,120
Oil Field Services: 2.2%
110,000		ProPetro Holding Corp. [1]	906,400

Private Equity: 0.9%
35,000		P10, Inc. - Class A	395,500

Real Estate: 2.5%
40,000		Stratus Properties, Inc.	1,050,000

Semiconductors: 3.6%
11,800		Diodes, Inc. [1]	1,091,382
16,900		Photronics, Inc. [1]	435,851
			1,527,233
Telecommunications: 2.7%
33,600		Aviat Networks, Inc. [1]	1,121,232

Transportation: 1.0%
33,500		Navigator Holdings Ltd. [1]	435,835

TOTAL COMMON STOCKS
(Cost $32,997,162)			38,899,975

WARRANTS: 0.1%
25,000		Southland Holdings, Inc., Expiration: September 2026 [1]	26,250

TOTAL WARRANTS
(Cost $15,185)			26,250

TOTAL INVESTMENTS IN SECURITIES: 92.6%
(Cost $33,012,347)			38,926,225
Other Assets in Excess of Liabilities: 7.4%			3,109,056
TOTAL NET ASSETS: 100.0%			$42,035,281

	[1]	Non-income producing security.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Hodges Small Intrinsic Value Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$38,899,975	$-	$-	$38,899,975
Warrants	26,250	-	-	26,250
Total Investments in Securities	$38,926,225	$-	$-	$38,926,225